Lease	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
LEASE

5. LEASE

Lessee Accounting

The Group’s leases consist of the leasing of building and office space, land, fiber optics and certain equipment. The Group’s land use rights represent land leased for constructing and operating IDC colocation service or rental businesses in the PRC, Malaysia and India. The land use rights represent lease prepayments that are amortized over the term of the land use rights, some of which include options to extend the leases that have not been included in the calculation of the Group’s ROU assets and lease liabilities. Variable lease payments were immaterial for the periods presented.

The components of lease expense were as follows:

	For the year ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Operating lease cost	40,479	47,055	51,180	7,420
Finance lease cost	4,724	6,983	7,228	1,048
Short-term lease cost	2,208	1,021	871	126
	47,411	55,059	59,279	8,594

Maturities of lease liabilities are as follows:

	Operating Leases		Finance Leases
	RMB	US$	RMB	US$
Year ending December 31, 2023	43,820	6,353	5,478	794
Year ending December 31, 2024	29,262	4,243	5,606	813
Year ending December 31, 2025	27,247	3,950	5,702	827
Year ending December 31, 2026	25,876	3,752	5,827	845
Year ending December 31, 2027 and thereafter	226,864	32,892	161,337	23,392
Total lease payments	353,069	51,190	183,950	26,671
Less imputed interest	(132,053)	(19,146)	(120,227)	(17,431)
Present value of lease liabilities	221,016	32,044	63,723	9,240

Other supplemental information related to leases is summarized below:

	For the year ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows used in operating leases	40,275	41,832	48,101	6,974
Operating cash flows used in finance leases	6,008	5,751	1,896	275
Financing cash flows used in finance leases	18,441	7,723	5,284	766
Lease liabilities arising from obtaining right-of-use assets
Operating leases	8,091	23,002	21,941	3,181
Finance leases	708	—	—	—

5. LEASE (Continued)

Lessee Accounting (Continued)

	As of December 31,
	2021	2022
Weighted-average remaining lease term (years)
Operating leases	12.43	12.31
Finance leases	26.09	24.30
Weighted-average discount rate
Operating leases	8.60%	8.58%
Finance leases	9.05%	8.92%

Lessor Accounting

The Group’s lease contracts in Malaysia and India do not have the option to extend or terminate the lease or provide the customer the right to purchase the asset at the end of the contract term. Instead, renewal of such contracts requires negotiation of mutually agreed upon terms by both parties. As of December 31, 2022, minimum lease payments expected to be collected were as follows:

	As of December 31, 2022
	RMB	US$
Year ending December 31, 2023	655,303	95,010
Year ending December 31, 2024	808,080	117,161
Year ending December 31, 2025	828,114	120,065
Year ending December 31, 2026	808,168	117,173
Year ending December 31, 2027 and thereafter	4,782,226	693,358
Total	7,881,891	1,142,767